Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Capital Management Tables [Abstract]
Schedule of capital management

The Company manages the following as capital:

	As at
	December 31, 2024	December 31, 2023
Share capital	389,717	389,806
Contributed surplus	37,424	35,503
Deficit	(345,508)	(331,828)
Credit facility	48,792	49,405
Debentures	35,257	37,020